united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/20

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares		Value
	COMMON STOCKS - 84.3%
	AUTO PARTS & EQUIPMENT - 5.8%
17,100	Faurecia SE	$ 814,757
40,700	NGK Spark Plug Co. Ltd.	715,156
29,200	Stanley Electric Co. Ltd.	752,047
51,900	Toyota Boshoku Corp.	749,293
26,900	TS Tech Co. Ltd. *	739,276
23,115	Valeo SA	686,543
		4,457,072
	CHEMICALS - 4.4%
35,500	Lintec Corp. *	767,387
14,100	Nitto Denko Corp.	783,793
24,000	Taiyo Holdings Co. Ltd. *	1,015,243
71,600	Toagosei Co. Ltd.	800,534
		3,366,957
	COMMERCIAL SERVICES - 3.4%
8,470	ManpowerGroup, Inc.	774,920
188,300	Qualicorp Consultoria e Corratora de Seguros SA	1,818,542
		2,593,462
	COMPUTERS - 5.5%
388,000	Foxconn Technology Co. Ltd.	770,059
37,100	HP, Inc.	790,972
40,000	NEC Networks & System Integration Corp. *	1,495,055
115,000	Phison Electronics Corp. *	1,199,246
		4,255,332
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
16,600	Deluxe Corp.	800,120
29,000	Synchrony Financial	939,890
		1,740,010
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
18,145	LS Industrial Systems Co. Ltd. *	793,046
21,600	Mabuchi Motor Co. Ltd.	787,042
		1,580,088
	ELECTRONICS - 12.0%
28,050	Benchmark Electronics, Inc.	863,379
315,000	FLEXium Interconnect, Inc. *	1,086,553
24,000	Hitachi High-Technologies Corp.	1,715,999
40,000	Inaba Denki Sangyo Co. Ltd. *	1,000,806
45,600	Japan Aviation Electronics Industry Ltd.	808,349
49,500	Nitto Kogyo Corp.	1,024,723
466,000	Pegatron Corp.	966,184
25,250	Sanmina Corp. *	803,960
27,800	Tokyo Seimitsu Co. Ltd. *	967,269
		9,237,222
	ENGINEERING & CONSTRUCTION - 2.0%
24,452	KEPCO Plant Service & Engineering Co. Ltd. *	766,088
169,800	TAV Havalimanlari Holdings AS	772,420
		1,538,508
	FOOD - 1.6%
46,146	Pilgrim's Pride Corp. *	1,202,103

	GAS - 3.8%
63,058	Cia de Gas de Sao Paulo *	2,946,319

	HOME BUILDERS - 5.9%
150,010	Barratt Developments PLC	1,588,238
154,300	Crest Nicholson Holdings PLC	1,017,081
66,300	Haseko Corp.	864,416
383,888	Taylor Wimpey PLC	1,088,871
		4,558,606
	HOME FURNISHINGS - 2.3%
41,600	Canon Marketing Japan, Inc. *	991,534
50,600	Kokuyo Co. Ltd.	747,909
		1,739,443
	IRON/STEEL - 3.6%
80,000	BlueScope Steel Ltd.	748,718
273,190	Fortescue Metals Group Ltd. ^	2,023,745
		2,772,463
	MACHINERY - CONSTRUCTION & MINING - 1.3%
25,600	Hitachi Ltd.	975,040

	MACHINERY - DIVERSIFIED - 0.8%
14,000	Okuma Corp. *	637,873

	MEDIA - 1.0%
77,555	Modern Times Group *	773,000

	MISCELLANEOUS MANUFACTURING - 2.2%
111,300	AECI Ltd. *	773,625
32,400	Glory Ltd.	924,157
		1,697,782
	OIL & GAS - 3.4%
331,400	Qatar Fuel QSC	2,009,923
2,265,000	Star Petroleum Refining PLC *	612,417
		2,622,340
	PHARMACEUTICALS - 0.9%
795,000	China Shineway Pharmaceutical Group Ltd. *	687,637

	REAL ESTATE - 3.5%
207,755	EZ TEC Empreendimentos e Participacoes SA	2,709,848

	RETAIL - 6.9%
63,750	Bed Bath & Beyond, Inc. ^	908,437
42,800	Buckle, Inc. (The)	1,044,748
3,078,400	Matahari Department Store	661,213
20,373	Pandora A/S	1,051,570
40,500	Saizeriya Co. Ltd.	886,128
9,500	Shimamura Co. Ltd.	713,766
		5,265,862
	SEMICONDUCTORS - 4.5%
36,900	Dialog Semiconductor PLC *	1,620,903
42,330	Tower Semiconductor Ltd. *	950,652
340,000	Transcend Information, Inc. *	907,176
		3,478,731
	TELECOMMUNICATIONS - 1.2%
32,400	NTT Docomo, Inc.	920,562

	TRANSPORTATION - 1.6%
45,140	Go-Ahead Group PLC *	1,216,645

	WATER - 2.3%
123,600	Cia de Saneamento Basico do Estado de Sao Paulo *	1,763,405

	TOTAL COMMON STOCKS (Cost - $52,984,545)	64,736,310

	EXCHANGE TRADED FUNDS - 14.2%
	EQUITY FUNDS - 14.2%
93,161	iShares Global Financials ETF	6,173,779
112,950	Vanguard FTSE Emerging Markets ETF	4,745,030
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,744,543)	10,918,809

	SHORT-TERM INVESTMENTS - 4.6%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.3%
2,549,413	Dreyfus Cash Management Fund - Institutional Class, 1.72% +	2,549,413

	MONEY MARKET FUND - 1.3%
950,960	Dreyfus Cash Management Fund - Institutional Class, 1.72% +	951,435

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,500,373)	3,500,848

	TOTAL INVESTMENTS - 103.1% (Cost - $67,229,461)	$ 79,155,967
	OTHER ASSETS AND LIABILITIES - NET - (3.1)%	(2,372,957)
	TOTAL NET ASSETS - 100.0%	$ 76,783,010

* Non-income producing security.
^ All or a portion of the security is on loan. Total loaned securities had a value of $2,103,114 at January 31, 2020.
+ Money market fund; interest rate reflects seven day effective yield on January 31, 2020.
ETF Exchange Traded Fund

Conductor International Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares		Value
	COMMON STOCKS - 74.7%
	AUTO PARTS & EQUIPMENT - 6.4%
741	Faurecia SE	$ 35,279
1,800	NGK Spark Plug Co. Ltd.	31,620
1,300	Stanley Electric Co. Ltd.	33,472
2,200	Toyota Boshoku Corp.	31,753
1,200	TS Tech Co. Ltd. *	32,970
1,002	Valeo SA	29,738
		194,832
	CHEMICALS - 3.6%
600	Nitto Denko Corp.	33,344
1,000	Taiyo Holdings Co. Ltd. *	42,290
3,100	Toagosei Co. Ltd.	34,650
		110,284
	COMMERCIAL SERVICES - 2.6%
8,200	Qualicorp SA	79,366

	COMPUTERS - 4.9%
17,000	Foxconn Technology Co. Ltd.	33,740
1,700	NEC Networks & System Integration Corp. *	63,522
5,000	Phison Electronics Corp. *	52,141
		149,403
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
900	Mabuchi Motor Co. Ltd.	32,784

	ELECTRONICS - 10.7%
14,000	FLEXium Interconnect, Inc. *	48,291
1,000	Hitachi High-Technologies Corp.	71,480
1,700	Inaba Denki Sangyo Co. Ltd. *	42,522
2,000	Japan Aviation Electronics Industry Ltd.	35,444
2,100	Nitto Kogyo Corp.	43,461
20,000	Pegatron Corp.	41,467
1,200	Tokyo Seimitsu Co. Ltd. *	41,741
		324,406
	GAS - 4.2%
2,700	Cia de Gas de Sao Paulo *	126,431

	HOME BUILDERS - 6.5%
6,499	Barratt Developments PLC	68,689
6,685	Crest Nicholson Holdings PLC	43,988
2,900	Haseko Corp.	37,800
16,633	Taylor Wimpey PLC	47,096
		197,573
	HOME FURNISHINGS - 1.4%
1,800	Canon Marketing Japan, Inc. *	42,891

	IRON/STEEL - 4.0%
3,466	BlueScope Steel Ltd.	32,441
11,837	Fortescue Metals Group Ltd.	87,693
		120,134
	MACHINERY - CONSTRUCTION & MINING - 1.4%
1,100	Hitachi Ltd.	41,885

	MACHINERY - DIVERSIFIED - 1.9%
416	Krones AG	31,389
600	Okuma Corp. *	27,330
		58,719
	MEDIA - 0.9%
2,700	Modern Times Group *	26,878

	METAL FABRICATE/HARDWARE - 0.9%
1,000	Maruichi Steel Tube Ltd. *	27,739

	MISCELLANEOUS MANUFACTURING - 2.4%
4,825	AECI Ltd. *	33,558
1,400	Glory Ltd.	39,922
		73,480
	OIL & GAS - 0.8%
87,900	Star Petroleum Refining PLC *	23,767

	PHARMACEUTICALS - 1.0%
35,000	China Shineway Pharmaceutical Group Ltd. *	30,280

	REAL ESTATE - 3.9%
9,000	EZ TEC Empreendimentos e Participacoes SA	117,648

	RETAIL - 5.5%
102,800	Matahari Department Store Tbk PT	22,081
5,560	Motus Holdings Ltd.	29,784
883	Pandora A/S	45,540
1,800	Saizeriya Co. Ltd.	39,373
400	Shimamura Co. Ltd.	30,045
		166,823
	SEMICONDUCTORS - 5.0%
1,599	Dialog Semiconductor PLC *	70,185
1,834	Tower Semiconductor Ltd. *	41,216
15,000	Transcend Information, Inc. *	40,022
		151,423
	TELECOMMUNICATIONS - 1.3%
1,400	NTT Docomo, Inc.	39,766

	TRANSPORTATION - 1.7%
1,956	Go-Ahead Group PLC *	52,628

	WATER - 2.6%
5,400	Cia de Saneamento Basico Ddo Estado de Sao Paulo *	77,211

	TOTAL COMMON STOCKS (Cost - $2,231,146)	2,266,351

	EXCHANGE TRADED FUNDS - 23.5%
	EQUITY FUNDS - 23.5%
11,096	Vanguard FTSE Developed Markets ETF	474,243
5,667	Vanguard FTSE Emerging Markets ETF	238,071
	TOTAL EXCHANGE TRADED FUNDS (Cost - $717,081)	712,314

	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
86,767	Dreyfus Cash Management Fund - Institutional Class, 1.72% + (Cost - $86,767)	86,811

	TOTAL INVESTMENTS - 101.1% (Cost - $3,034,994)	$ 3,065,476
	OTHER ASSETS AND LIABILITIES - NET - (1.1)%	(32,623)
	TOTAL NET ASSETS - 100.0%	$ 3,032,853

* Non-income producing security.
+ Money market fund; interest rate reflects seven day effective yield on January 31, 2020.
ETF Exchange Traded Fund

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at mean between the last bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities in which a Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in a Fund’s NAV. However, a Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Each Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – A Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.   The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of January 31, 2020 for each Fund’s investments measured at fair value:

Conductor Global Equity Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,366,644	$ 47,369,666	$ -	$ 64,736,310
Exchange Traded Funds	10,918,809	-	-	10,918,809
Short-Term Investments	3,500,848	-	-	3,500,848
Total	$ 31,786,301	$ 47,369,666	$ -	$ 79,155,967

Conductor International Equity Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 400,656	$ 1,865,695	$ -	$ 2,266,351
Exchange Traded Funds	712,314	-	-	712,314
Short-Term Investments	86,811	-	-	86,811
Total	$ 1,199,781	$ 1,865,695	$ -	$ 3,065,476

The Funds did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for industry classifications.

Foreign Currency Translations – The accounting records of each Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments

.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Aggregate Unrealized Appreciation & Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Conductor Global Equity Value Fund	$ 67,250,474	$ 13,868,878	$ (1,963,385)	$ 11,905,493
Conductor International Equity Value Fund	3,034,994	155,442	(124,960)	30,482

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 3/30/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 3/30/20

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 3/30/20